Financial Assets and Other Non-current Assets - Breakdown of Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,639	€ 6,392
Other non-current assets	631	731
Contractual assets (Note 23)	145	138
Deferred expenses (Note 23)	331	221
Prepayments	155	372
Total	7,270	7,123
Investments
Disclosure of financial assets [line items]
Non-current financial assets	457	600	€ 573
Long-term receivables for indirect taxes
Disclosure of financial assets [line items]
Non-current financial assets	187	188	731
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	252	353	319
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,633	1,285	1,624
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	551	719	488
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	15	12	0
Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	(122)	(154)	€ (118)
Derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Non-current financial assets	€ 3,666	€ 3,389